SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2021	Jan. 02, 2019
Product Information [Line Items]
Concentrations of credit risk, description	Concentrations of credit risk have been provided for customers and suppliers who individually represent greater than 10% of the applicable measure during the periods stated.
Concentration risk, percentage	10.00%
Merger costs	$ 2,010,000
Right-of-use assets	1,129,000	$ 1,251,000		$ 1,026,000	$ 1,500,000
Asset retirement obligation, accretion expense	27,000	22,000	$ 0
Recapitalization Costs	2,010,000
Other Noncurrent Liabilities [Member]
Product Information [Line Items]
Asset retirement obligations	203,000	165,000
UNITED KINGDOM
Product Information [Line Items]
Long-lived assets	9,383,000	9,733,000
SPAIN
Product Information [Line Items]
Long-lived assets	10,615,000	10,246,000
IRELAND
Product Information [Line Items]
Long-lived assets	$ 6,004,000	$ 5,815,000
Supplier Concentration Risk [Member] | Revenue Benchmark [Member]
Product Information [Line Items]
Concentration risk, percentage	32.00%	27.00%
Supplier Concentration Risk [Member] | Accounts Payable [Member]
Product Information [Line Items]
Concentration risk, percentage	45.00%	21.00%